UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Floating Rate High Income Fund

January 31, 2019

AFR-QTLY-0319
1.813066.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 89.1%(a)
	Principal Amount (000s)	Value (000s)
Aerospace - 1.5%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 5/30/25 (b)(c)	$28,041	$27,297
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 6/9/23 (b)(c)	29,256	28,610
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 8/22/24 (b)(c)	63,043	61,408
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.5% 2/28/21 (b)(c)	16,577	16,052
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5094% 4/30/25 (b)(c)	22,444	22,034
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.28% 4/30/26 (b)(c)	5,665	5,530

TOTAL AEROSPACE		160,931

Air Transportation - 0.5%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (c)(d)	12,080	12,028
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (c)(d)	6,495	6,467
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.253% 10/5/24 (b)(c)	11,403	11,274
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 2/23/25 (b)(c)	20,990	20,646

TOTAL AIR TRANSPORTATION		50,415

Automotive & Auto Parts - 0.8%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5224% 2/1/24 (b)(c)	9,719	9,685
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7724% 2/1/25 (b)(c)	2,710	2,696
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 6/30/23 (b)(c)	27,449	26,689
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.303% 11/27/20 (b)(c)	16,157	14,687
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.803% 11/27/21 (b)(c)	24,195	19,961
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.0007% 4/18/23 (b)(c)	12,908	12,908

TOTAL AUTOMOTIVE & AUTO PARTS		86,626

Banks & Thrifts - 0.0%
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 3/24/25 (b)(c)	4,975	4,884
Broadcasting - 1.0%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 8/15/25 (b)(c)	28,000	27,930
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2519% 11/18/24 (b)(c)	47,113	45,700
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 0% 1/30/19 (c)(e)	12,800	8,613
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.25% 12/18/20 (b)(c)	18,432	18,340
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 10/19/25 (b)(c)	7,400	7,296
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4989% 10/19/26 (b)(c)	7,500	7,313

TOTAL BROADCASTING		115,192

Building Materials - 0.5%
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 6/1/25 (b)(c)	11,062	10,585
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.81% 7/2/25 (b)(c)	18,408	18,200
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.2489% 10/17/23 (b)(c)	8,080	7,980
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (b)(c)	20,992	20,857

TOTAL BUILDING MATERIALS		57,622

Cable/Satellite TV - 3.0%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.25% 5/1/24 (b)(c)	7,850	7,765
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 4/30/25 (b)(c)	166,181	163,763
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0089% 1/25/26 (b)(c)	33,730	32,915
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7589% 1/15/26 (b)(c)	30,500	29,356
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 4.42% 1/15/25 (b)(c)	6,320	6,237
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0089% 1/15/26 (b)(c)	35,000	34,327
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.753% 8/19/23 (b)(c)	61,859	58,987

TOTAL CABLE/SATELLITE TV		333,350

Capital Goods - 0.4%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2489% 3/13/25 (b)(c)	8,856	8,651
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4989% 10/1/25 (b)(c)	21,958	21,537
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.1622% 5/9/25 (b)(c)	4,482	4,387
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.7489% 11/15/26 (b)(c)	3,655	3,600
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 11/15/25 (b)(c)	12,105	11,878

TOTAL CAPITAL GOODS		50,053

Chemicals - 1.9%
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9989% 11/18/23 (b)(c)	6,470	6,293
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 3/28/25 (b)(c)	8,084	7,947
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2489% 3/28/26 (b)(c)	2,500	2,463
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 11/16/25 (b)(c)	16,900	16,696
Messer Industrie GmbH Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 9/28/25 (c)(d)	41,500	40,566
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 6.0625% 10/11/24 (b)(c)	27,732	27,350
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7527% 10/1/25 (b)(c)	61,315	59,897
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.25% 4/3/25 (b)(c)	17,655	17,324
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.4989% 9/6/24 (b)(c)	5,204	5,055
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 9/22/24 (b)(c)	6,567	6,473
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 9/22/24 (b)(c)	15,154	14,937
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.553% 4/3/25 (b)(c)	2,708	2,669
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.553% 4/3/25 (b)(c)	4,643	4,575

TOTAL CHEMICALS		212,245

Consumer Products - 0.9%
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7706% 4/5/25 (b)(c)	14,893	14,129
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.8% 7/3/20 (b)(c)	9,781	9,028
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0199% 4/30/25 (b)(c)	27,363	23,156
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.5075% 6/15/25 (b)(c)	9,448	8,739
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.56% 11/29/24 (b)(c)	48,666	48,362

TOTAL CONSUMER PRODUCTS		103,414

Containers - 1.2%
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.5155% 10/1/22 (b)(c)	13,400	13,258
Tranche R, term loan 3 month U.S. LIBOR + 2.000% 4.5155% 1/19/24 (b)(c)	9,825	9,695
Tranche S, term loan 3 month U.S. LIBOR + 1.750% 4.2655% 2/8/20 (b)(c)	32,041	31,869
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.2655% 1/6/21 (b)(c)	8,592	8,536
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0325% 4/3/24 (b)(c)	8,126	7,827
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 5/16/24 (b)(c)	4,552	4,379
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 5/22/24 (b)(c)	17,682	17,248
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.5133% 4/3/25 (b)(c)	9,477	9,472
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 2/5/23 (b)(c)	26,492	26,092

TOTAL CONTAINERS		128,376

Diversified Financial Services - 4.1%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 7.9989% 4/4/24 (b)(c)	22,277	21,978
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.503% 1/15/25 (b)(c)	40,074	39,624
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.2444% 10/31/24 (b)(c)	26,387	26,085
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5% 4/27/24 (b)(c)	20,307	19,749
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 2/13/25 (b)(c)	7,131	6,865
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.553% 10/6/23 (b)(c)	33,095	33,012
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 10/1/25 (b)(c)	75,500	72,433
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4989% 12/27/22 (b)(c)	12,394	12,214
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.6% 2/9/23 (b)(c)	34,922	34,267
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.553% 10/30/22 (b)(c)	67,865	67,562
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 7/3/24 (b)(c)	5,805	5,714
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0625% 8/3/25 (b)(c)	2,778	2,747
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7589% 3/1/25 (b)(c)	23,289	22,842
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6% 7/3/24 (b)(c)	3,416	3,391
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.803% 6/30/24 (b)(c)	7,623	7,357
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.4009% 9/29/24 (b)(c)	5,673	5,522
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.206% 12/8/23 (b)(c)	13,475	11,420
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.4989% 6/19/25 (b)(c)	12,923	12,743
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4989% 4/9/23 (b)(c)	35,489	34,989
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 8/18/23 (b)(c)	13,952	13,817

TOTAL DIVERSIFIED FINANCIAL SERVICES		454,331

Diversified Media - 0.1%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.3125% 3/16/25 (b)(c)	9,051	9,029
Energy - 5.0%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9989% 5/18/23 (b)(c)	32,162	31,117
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3695% 11/3/25 (b)(c)	30,000	28,500
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.869% 6/22/24 (b)(c)	43,938	41,873
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.503% 5/21/25 (b)(c)	14,358	13,559
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8739% 12/31/21 (b)(c)	80,300	83,813
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2519% 12/31/22 (b)(c)	49,400	48,330
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 7/29/21 (b)(c)	30,165	29,713
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0142% 5/7/25 (b)(c)	57,213	54,924
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 3/13/25 (b)(c)	9,424	9,118
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.8134% 2/6/25 (b)(c)	3,810	3,673
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9989% 1/31/24 (b)(c)	15,350	15,286
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.2489% 3/28/22 (b)(c)	14,068	13,888
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2489% 4/16/21 (b)(c)	2,522	2,478
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.519% 3/1/24 (b)(c)	44,275	35,365
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7601% 7/18/25 (b)(c)	66,510	64,557
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.8666% 8/25/23 (b)(c)	29,012	22,717
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 10/30/24 (b)(c)	18,496	17,741
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.25% 11/14/25 (b)(c)	23,770	23,740
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4989% 11/8/22 (b)(c)	6,183	6,087

TOTAL ENERGY		546,479

Entertainment/Film - 0.4%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7589% 12/15/23 (b)(c)	7,536	7,396
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7589% 12/15/22 (b)(c)	4,886	4,802
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.3885% 7/8/22 (b)(c)	19,213	18,156
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.9232% 7/8/23 (b)(c)	5,305	4,439
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.2557% 5/17/21 (b)(c)	2,607	2,592
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 1/23/25 (b)(c)	6,109	5,964

TOTAL ENTERTAINMENT/FILM		43,349

Environmental - 0.3%
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0625% 8/15/25 (b)(c)	13,930	13,756
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 10/1/25 (c)(d)	5,750	5,602
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 12/20/24 (b)(c)	10,540	10,382

TOTAL ENVIRONMENTAL		29,740

Food & Drug Retail - 2.9%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 12/6/24 (b)(c)	4,951	4,846
Albertson's LLC Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 10/29/25 (b)(c)	18,330	17,918
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.7251% 5/31/24 (b)(c)	61,939	59,306
GOBP Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 10/22/26 (b)(c)	2,000	1,960
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.553% 10/22/25 (b)(c)	10,250	10,090
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.2565% 10/30/22 (b)(c)	82,945	82,025
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.2444% 11/20/25 (b)(c)	10,191	9,681
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4989% 11/25/20 (b)(c)	1,672	1,555
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.8974% 11/25/22 (b)(c)	73,123	61,058
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.4989% 3/27/23 (b)(c)	46,415	45,903
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9989% 11/15/22 (b)(c)	31,345	28,916

TOTAL FOOD & DRUG RETAIL		323,258

Food/Beverage/Tobacco - 1.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2527% 10/1/26 (b)(c)	2,240	2,229
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2527% 10/1/25 (b)(c)	6,545	6,529
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9989% 10/7/23 (b)(c)	37,453	35,824
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.8134% 2/6/25 (b)(c)	7,493	7,224
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.52% 5/24/24 (b)(c)	27,068	26,696
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2489% 6/30/22 (b)(c)	1,964	1,834
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.7489% 6/30/21 (b)(c)	5,900	5,771
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4989% 6/27/23 (b)(c)	34,528	33,924

TOTAL FOOD/BEVERAGE/TOBACCO		120,031

Gaming - 7.2%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9989% 2/15/24 (b)(c)	12,043	11,863
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.5258% 10/19/24 (b)(c)	25,358	24,863
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6639% 9/15/23 (b)(c)	21,854	21,540
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 12/22/24 (b)(c)	171,258	168,711
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 4/18/24 (b)(c)	30,369	29,783
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.8125% 4/17/24 (b)(c)	24,493	24,171
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 3/15/24 (b)(c)	17,622	17,379
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.53% 10/20/24 (b)(c)	46,530	45,629
3 month U.S. LIBOR + 7.000% 9.5% 10/20/25 (b)(c)	7,500	7,313
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2533% 10/4/23 (b)(c)	108,643	106,803
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2489% 3/27/25 (b)(c)	41,307	40,498
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4989% 10/14/23 (b)(c)	10,199	9,442
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7575% 10/15/25 (b)(c)	28,080	27,688
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 8/14/24 (b)(c)	113,498	109,904
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 7/10/25 (b)(c)	77,841	77,019
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 6/8/23 (b)(c)	48,335	47,695
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.25% 12/31/21 (b)(c)	19,285	18,658
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 10/30/24 (b)(c)	6,250	6,085

TOTAL GAMING		795,044

Healthcare - 4.4%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.9566% 1/27/21 (b)(c)	44,509	43,721
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.25% 2/6/26 (b)(c)	2,000	1,925
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 2/6/25 (b)(c)	5,032	4,849
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.4989% 3/13/25 (b)(c)	24,813	24,711
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 4.2489% 3/18/23 (b)(c)	49,404	49,127
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 8/18/25 (b)(c)	2,744	2,723
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.1458% 8/18/22 (b)(c)	1,091	1,069
LifeScan Global Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 8.797% 10/1/24 (b)(c)	14,090	13,500
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.553% 6/7/23 (b)(c)	16,196	15,654
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.76% 6/30/25 (b)(c)	54,146	52,319
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 9/27/24 (b)(c)	25,644	24,234
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 10/21/23 (b)(c)	3,263	3,205
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.0625% 2/22/24 (b)(c)	10,773	10,666
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.129% 11/16/25 (b)(c)	42,000	40,940
Team Health Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 3.9761% 2/6/24 (b)(c)	1,000	898
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 6/23/24 (b)(c)	18,107	17,850
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.053% 12/31/22 (b)(c)	39,320	38,374
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.2628% 11/27/25 (b)(c)	29,597	29,162
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5128% 6/1/25 (b)(c)	82,413	81,458
VVC Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.7589% 7/9/25 (b)(c)	20,698	20,672
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 12/1/24 (b)(c)	10,395	10,003

TOTAL HEALTHCARE		487,060

Homebuilders/Real Estate - 2.2%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 8/21/25 (b)(c)	62,593	61,326
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.5128% 12/7/25 (b)(c)	10,485	10,467
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 1/30/24 (b)(c)	16,343	15,696
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 1/30/24 (b)(c)	901	865
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4139% 3/23/25 (b)(c)	39,337	38,679
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.5469% 4/12/25 (b)(c)	5,920	5,631
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7575% 2/8/25 (b)(c)	37,011	35,993
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.503% 12/22/24 (b)(c)	70,593	69,248

TOTAL HOMEBUILDERS/REAL ESTATE		237,905

Hotels - 1.7%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4989% 8/30/23 (b)(c)	10,184	9,988
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4989% 11/30/23 (b)(c)	57,330	56,339
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.26% 10/25/23 (b)(c)	49,745	49,167
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 8/31/25 (b)(c)	28,595	28,363
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2489% 5/30/25 (b)(c)	39,895	39,190

TOTAL HOTELS		183,047

Insurance - 3.6%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7724% 11/22/23 (b)(c)	31,289	30,624
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2575% 5/10/25 (b)(c)	34,887	33,506
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2527% 1/25/24 (b)(c)	25,659	25,107
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 11/3/23 (b)(c)	54,037	53,130
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 11/3/24 (b)(c)	23,383	22,993
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.4989% 8/4/22 (b)(c)	36,240	35,631
3 month U.S. LIBOR + 6.500% 8.9989% 8/4/25 (b)(c)	88,325	88,767
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.5144% 4/25/25 (b)(c)	67,001	64,510
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.803% 5/16/24 (b)(c)	39,240	37,573

TOTAL INSURANCE		391,841

Leisure - 2.8%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 7/31/24 (b)(c)	22,657	22,346
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 2/28/25 (b)(c)	64,831	63,194
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 2/1/24 (b)(c)	92,913	89,236
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4989% 9/8/24 (b)(c)	7,325	7,307
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 3/8/24 (b)(c)	19,646	19,366
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.4566% 6/10/22 (b)(c)	34,182	33,639
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 2/2/25 (b)(c)	21,261	20,304
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 3/31/24 (b)(c)	9,476	9,280
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2489% 7/6/24 (b)(c)	18,713	18,566
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.3216% 12/21/25 (b)(c)	17,000	16,533
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9989% 12/15/24 (b)(c)	7,076	6,958

TOTAL LEISURE		306,729

Metals/Mining - 0.5%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 3/21/25 (b)(c)	4,434	4,348
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7489% 10/17/22 (b)(c)	55,070	46,603

TOTAL METALS/MINING		50,951

Paper - 0.8%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.303% 3/14/22 (b)(c)	26,925	26,892
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5199% 12/29/23 (b)(c)	30,330	29,369
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7699% 6/29/25 (b)(c)	32,619	31,656

TOTAL PAPER		87,917

Publishing/Printing - 1.8%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.769% 6/7/23 (b)(c)	55,491	46,874
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9989% 10/18/19 (b)(c)	30,577	30,373
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.553% 11/3/23 (b)(c)	30,217	28,026
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 5/29/21 (b)(c)	26,976	25,364
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7662% 3/13/25 (b)(c)	10,818	10,605
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.4989% 5/4/22 (b)(c)	35,278	32,015
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 10/24/21 (b)(c)	6,768	6,706
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.8874% 8/24/22 (b)(c)	23,629	23,511

TOTAL PUBLISHING/PRINTING		203,474

Restaurants - 1.2%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 2/17/24 (b)(c)	62,751	61,653
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 2/14/21 (b)(c)	24,026	22,938
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2633% 4/3/25 (b)(c)	24,442	24,197
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.7489% 7/28/21 (b)(c)	15,534	15,223
Restaurant Technologies, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 10/1/25 (b)(c)	4,610	4,579
2LN, term loan 3 month U.S. LIBOR + 6.500% 8.9989% 10/1/26 (b)(c)	2,000	1,970

TOTAL RESTAURANTS		130,560

Services - 6.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 6/13/25 (b)(c)	33,455	31,471
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (b)(c)	68,336	65,474
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 10/19/23 (b)(c)	25,637	25,143
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.2489% 3/11/25 (b)(c)	10,492	10,414
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2489% 3/28/24 (b)(c)	25,898	25,659
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.5716% 11/21/24 (b)(c)	13,884	13,825
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9565% 6/21/24 (b)(c)	31,289	29,942
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2489% 11/7/23 (b)(c)	9,739	9,556
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 1/15/26 (c)(d)	11,625	11,610
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 3/29/25 (b)(c)	11,875	11,761
Frontdoor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0625% 8/16/25 (b)(c)	12,000	11,925
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6336% 11/21/24 (b)(c)	35,072	33,166
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 11.053% 8/22/25 (b)(c)	6,500	6,435
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 2/21/25(b)(c)	36,550	35,698
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.8231% 4/26/24 (b)(c)	128,518	127,742
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 2/27/25 (b)(c)	88,527	86,092
Sedgwick Claims Management Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 12/31/25 (b)(c)	16,075	15,646
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0289% 11/14/22 (b)(c)	51,148	49,869
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 8/29/25 (b)(c)	24,660	23,920
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.5% 3/23/24 (b)(c)	7,608	7,391
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 10/3/23 (b)(c)	25,817	25,607
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6% 9/26/24 (b)(c)	10,000	8,930
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 5/14/22 (b)(c)	14,557	14,048
Xerox Business Services LLC:
Tranche A, term loan 3 month U.S. LIBOR + 1.750% 4.2489% 12/7/22 (b)(c)	11,151	10,965
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 12/7/23 (b)(c)	10,180	10,021

TOTAL SERVICES		702,310

Steel - 0.0%
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.862% 6/14/21 (b)(c)	6,062	5,934
Super Retail - 4.4%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.5144% 7/2/22 (b)(c)	29,920	20,532
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4989% 9/25/24 (b)(c)	302,260	298,473
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5142% 2/3/24 (b)(c)	62,337	61,749
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.51% 11/17/24 (b)(c)	20,232	19,996
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 7/18/23 (c)(d)(f)	363	363
3 month U.S. LIBOR + 8.000% 10.79% 1/18/24 (b)(c)(f)	1,452	1,452
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 8/19/23 (b)(c)	17,865	17,250
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 5% 8/19/22 (b)(c)	18,612	18,452
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.9944% 1/26/23 (b)(c)	24,148	18,460
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.52% 3/11/22 (b)(c)	14,075	11,764
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 11/16/17 (c)(e)(f)	3,794	4
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.803% 5/31/25 (b)(c)	23,653	22,437

TOTAL SUPER RETAIL		490,932

Technology - 14.4%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 8/10/25 (b)(c)	30,898	29,275
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 12.31% 12/20/23 (b)(c)	2,500	2,480
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.06% 12/20/22 (b)(c)	5,998	5,938
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 2/28/25 (b)(c)	11,801	11,757
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 7.053% 10/2/25 (b)(c)	1,250	1,219
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.0013% 9/5/25 (b)(c)	12,259	12,029
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4989% 4/19/25 (b)(c)	3,741	3,670
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 11/15/25 (b)(c)	20,760	20,578
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 4/30/25 (b)(c)	24,439	24,113
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.25% 8/17/23 (b)(c)	17,865	17,768
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 11/29/24 (b)(c)	11,141	10,820
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 9/7/23 (b)(c)	24,850	24,486
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 2/1/25 (b)(c)	17,902	17,186
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2724% 2/1/26 (b)(c)	3,235	3,106
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.4989% 10/31/24 (b)(c)	67,714	66,360
3 month U.S. LIBOR + 8.000% 10.4989% 10/31/25 (b)(c)	12,220	11,762
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4989% 8/23/26 (b)(c)	1,778	1,770
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 8/23/25 (b)(c)	17,115	16,912
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0075% 8/14/25 (b)(c)	10,360	9,933
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.4406% 2/9/23 (b)(c)	27,903	27,450
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 6/1/22 (b)(c)	32,640	31,889
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7489% 3/8/26 (b)(c)	2,250	2,104
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 3/8/25 (b)(c)	17,594	16,553
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 6.303% 12/2/24 (b)(c)	13,373	13,215
3 month U.S. LIBOR + 7.500% 10.3076% 12/1/25 (b)(c)	2,000	1,960
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 4.519% 7/10/22 (b)(c)	78,696	78,355
3 month U.S. LIBOR + 2.000% 4.519% 4/26/24 (b)(c)	27,537	27,425
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.2489% 4/22/23 (b)(c)	19,544	19,184
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 2/15/24 (b)(c)	33,088	32,639
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4989% 7/7/25 (b)(c)	1,590	1,573
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9989% 7/1/24 (b)(c)	12,390	12,216
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 2/1/22 (b)(c)	20,313	20,176
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.791% 11/1/24 (b)(c)	33,715	34,144
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.541% 11/1/23 (b)(c)	52,754	51,657
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.76% 1/20/24 (b)(c)	34,172	33,082
3 month U.S. LIBOR + 9.000% 11.51% 1/20/25 (b)(c)	11,730	11,187
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 11/20/21 (b)(c)	3,604	3,538
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.9989% 6/21/24 (b)(c)	102,376	98,878
3 month U.S. LIBOR + 2.500% 4.9989% 6/21/24 (b)(c)	14,975	14,463
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.25% 9/29/24 (b)(c)	54,404	54,056
3 month U.S. LIBOR + 8.500% 11% 9/29/25 (b)(c)	12,146	12,328
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.269% 9/15/24 (b)(c)	5,332	5,230
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 5/29/25 (b)(c)	40,478	39,769
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5% 9/4/26 (b)(c)	2,225	2,153
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 9/4/25 (b)(c)	5,236	5,058
Open Text Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2489% 5/30/25 (b)(c)	9,037	8,999
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 5/31/25 (b)(c)	23,880	22,935
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4989% 5/31/26 (b)(c)	11,130	10,184
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7628% 8/1/25 (b)(c)	18,065	17,602
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 3/3/23 (b)(c)	32,228	31,526
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 6.053% 9/30/22 (b)(c)	28,379	27,749
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 7/8/22 (b)(c)	13,157	13,025
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 4/16/25 (b)(c)	49,422	48,385
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 4/16/25 (b)(c)	19,009	18,611
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 4/16/25 (b)(c)	46,278	45,364
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.303% 9/30/23 (b)(c)	26,643	26,298
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5089% 3/9/23 (b)(c)	32,504	29,443
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 5/1/24 (b)(c)	30,289	29,695
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.01% 12/4/20 (b)(c)	11,093	10,977
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0199% 9/28/24 (b)(c)	32,793	31,809
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 6.0075% 7/13/23 (b)(c)	2,140	2,110
3 month U.S. LIBOR + 4.000% 6.5155% 4/4/25 (b)(c)	42,305	41,935
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.2224% 8/9/24 (b)(c)	19,850	19,715
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9989% 8/27/25 (b)(c)	43,755	43,336
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.053% 7/2/25 (b)(c)	51,500	49,912
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 7/2/26 (b)(c)	17,500	16,950
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 1/24/26 (c)(d)	38,070	37,999
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2688% 10/11/26 (b)(c)	14,577	14,231
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2688% 10/11/25 (b)(c)	24,350	23,498
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 7/1/23 (b)(c)	20,912	20,572

TOTAL TECHNOLOGY		1,584,304

Telecommunications - 8.5%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.2269% 7/15/25 (b)(c)	15,782	14,648
3 month U.S. LIBOR + 2.750% 5.253% 1/31/26 (b)(c)	9,875	9,143
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.76% 12/22/23 (b)(c)	9,682	9,577
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.25% 3/31/21 (b)(c)	97,446	94,431
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.25% 6/15/24 (b)(c)	111,573	106,483
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.25% 5/31/25 (b)(c)	41,293	38,686
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2519% 11/27/23 (b)(c)	162,495	160,899
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 7.0019% 1/2/24 (b)(c)	19,000	19,222
Tranche B-5, term loan 6.625% 1/2/24	36,120	36,074
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.756% 2/22/24 (b)(c)	74,195	72,804
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7589% 7/17/25 (b)(c)	30,797	29,786
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.303% 2/10/24 (b)(c)	19,714	17,250
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 2/1/24 (b)(c)	48,518	47,051
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 2/2/26 (b)(c)	56,000	55,230
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 4/11/25 (b)(c)	42,118	41,311
Securus Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 11/1/24 (c)(d)	9,600	9,312
Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.9989% 11/1/24 (b)(c)	39,789	38,596
3 month U.S. LIBOR + 8.250% 10.7489% 11/1/25 (b)(c)	10,250	9,917
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 7/31/25 (b)(c)	48,234	44,375
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.1964% 1/31/26 (b)(c)	3,325	3,106
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.5089% 8/14/26 (b)(c)	36,658	34,524
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.5% 2/2/24 (b)(c)	20,750	20,426
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 2/3/24 (b)(c)	14,297	13,958
Windstream Services LLC Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.250% 5.76% 2/17/24 (b)(c)	14,474	12,484

TOTAL TELECOMMUNICATIONS		939,293

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5186% 6/15/23 (b)(c)	6,953	6,701
Transportation Ex Air/Rail - 0.5%
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.8007% 9/11/24 (b)(c)	3,000	2,910
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5507% 9/11/23 (b)(c)	20,455	19,663
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.5% 6/22/22 (b)(c)	28,370	27,874
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.78% 9/14/20 (b)(c)	10,608	10,502

TOTAL TRANSPORTATION EX AIR/RAIL		60,949

Utilities - 3.0%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2489% 8/1/26 (b)(c)	20,470	20,329
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 8/1/25 (b)(c)	62,785	62,415
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.71% 11/28/24 (b)(c)	16,917	15,259
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 6/26/25 (b)(c)	43,432	42,835
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.4989% 2/15/24 (b)(c)	19,679	18,442
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.81% 12/3/25 (b)(c)	12,500	12,359
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.553% 12/19/20 (b)(c)	15,734	15,354
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4989% 8/4/23 (b)(c)	40,299	39,622
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.7066% 11/30/23 (b)(c)	25,546	23,694
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 12/14/23 (b)(c)	22,295	22,049
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.5052% 12/31/25 (b)(c)	58,312	57,162

TOTAL UTILITIES		329,520

TOTAL BANK LOAN OBLIGATIONS
(Cost $10,072,276)		9,823,796

Nonconvertible Bonds - 5.0%
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (g)(h)	22,000	22,330
Cable/Satellite TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	17,236
5.25% 3/15/21	13,070	13,103
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,980

TOTAL CABLE/SATELLITE TV		32,319

Chemicals - 0.2%
OCI NV 6.625% 4/15/23 (g)	5,005	5,143
TPC Group, Inc. 8.75% 12/15/20 (g)	18,095	17,919

TOTAL CHEMICALS		23,062

Containers - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (g)	15,000	14,847
6% 2/15/25 (g)	10,000	9,725
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 6.2873% 7/15/21 (b)(c)(g)	15,130	15,168
5.75% 10/15/20	22,604	22,690

TOTAL CONTAINERS		62,430

Diversified Financial Services - 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	5,200	5,337
International Lease Finance Corp. 6.25% 5/15/19	10,000	10,085
Transocean Poseidon Ltd. 6.875% 2/1/27 (g)	6,230	6,183

TOTAL DIVERSIFIED FINANCIAL SERVICES		21,605

Energy - 0.8%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	11,455	11,555
7% 6/30/24	7,000	7,716
Chesapeake Energy Corp. 3 month U.S. LIBOR + 3.250% 6.0373% 4/15/19 (b)(c)	7,080	7,062
Citgo Petroleum Corp. 6.25% 8/15/22 (g)	10,000	9,850
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (b)(c)(g)	26,500	26,434
6.875% 6/15/25 (g)	5,500	5,418
Denbury Resources, Inc.:
7.5% 2/15/24 (g)	9,050	7,919
9% 5/15/21 (g)	3,645	3,609
9.25% 3/31/22 (g)	7,290	7,162
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)	7,340	6,762

TOTAL ENERGY		93,487

Environmental - 0.0%
Tervita Escrow Corp. 7.625% 12/1/21 (g)	3,645	3,581
Gaming - 0.3%
Gateway Casinos & Entertainment Ltd. 8.25% 3/1/24 (g)	5,000	5,163
Scientific Games Corp. 5% 10/15/25 (g)	5,000	4,739
Stars Group Holdings BV 7% 7/15/26 (g)	12,545	12,737
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	7,363	7,050

TOTAL GAMING		29,689

Healthcare - 0.7%
Community Health Systems, Inc. 6.25% 3/31/23	21,175	20,222
Tenet Healthcare Corp.:
4.625% 7/15/24	28,000	27,425
4.75% 6/1/20	8,680	8,745
5.125% 5/1/25	7,500	7,327
7.5% 1/1/22 (g)	5,085	5,283
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (g)	5,590	5,575
9% 12/15/25 (g)	7,440	7,910

TOTAL HEALTHCARE		82,487

Insurance - 0.1%
HUB International Ltd. 7% 5/1/26 (g)	6,000	5,820
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (g)	8,160	8,272
7.25% 11/30/21 (g)	10,000	10,323

TOTAL LEISURE		18,595

Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (g)	8,000	7,740
Services - 0.1%
APX Group, Inc. 7.625% 9/1/23	12,325	10,168
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	6,032	5,391

TOTAL SERVICES		15,559

Technology - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (g)	6,199	6,201
4.42% 6/15/21 (g)	16,685	16,972
NXP BV/NXP Funding LLC 4.125% 6/1/21 (g)	16,440	16,501
Uber Technologies, Inc. 7.5% 11/1/23 (g)	11,000	11,179

TOTAL TECHNOLOGY		50,853

Telecommunications - 0.6%
Altice Financing SA 7.5% 5/15/26 (g)	19,200	18,192
Intelsat Jackson Holdings SA 8% 2/15/24 (g)	14,100	14,682
SFR Group SA:
6.25% 5/15/24 (g)	10,905	10,690
7.375% 5/1/26 (g)	18,755	18,075
Sprint Capital Corp. 6.9% 5/1/19	5,000	5,033

TOTAL TELECOMMUNICATIONS		66,672

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)	4,365	4,158
Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (g)	12,290	12,477
TOTAL NONCONVERTIBLE BONDS
(Cost $559,467)		552,864
	Shares	Value (000s)

Common Stocks - 0.9%
Broadcasting - 0.0%
ION Media Networks, Inc. (f)(i)	2,842	1,901
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	21,390
Energy - 0.4%
Expro Holdings U.S., Inc. (f)	1,477,422	29,548
Expro Holdings U.S., Inc. (f)(g)	542,213	10,844

TOTAL ENERGY		40,392

Homebuilders/Real Estate - 0.0%
Five Point Holdings LLC Class A (i)	45,793	351
Metals/Mining - 0.1%
Warrior Metropolitan Coal, Inc.	255,983	7,354
Publishing/Printing - 0.0%
Cenveo Corp. (f)	75,509	2,202
Super Retail - 0.0%
David's Bridal, Inc. (f)	27,612	14
Utilities - 0.2%
TexGen Power LLC (f)	524,336	19,820
TOTAL COMMON STOCKS
(Cost $122,633)		93,424

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 2.43% (j)
(Cost $638,508)	638,462,242	638,590
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $11,392,884)		11,108,674
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(84,792)
NET ASSETS - 100%		$11,023,882

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $388,024,000 or 3.5% of net assets.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,042
Total	$4,042

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$1,901	$--	$--	$1,901
Consumer Discretionary	14	--	--	14
Energy	40,392	--	--	40,392
Industrials	2,202	--	--	2,202
Materials	28,744	28,744	--	--
Real Estate	351	351	--	--
Utilities	19,820	--	--	19,820
Bank Loan Obligations	9,823,796	--	9,821,977	1,819
Corporate Bonds	552,864	--	552,864	--
Money Market Funds	638,590	638,590	--	--
Total Investments in Securities:	$11,108,674	$667,685	$10,374,841	$66,148

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® High Income Advantage Fund

January 31, 2019

HY-QTLY-0319
1.813043.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.5%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.7%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	$655	$655
Bombardier, Inc. 7.5% 12/1/24 (a)	1,840	1,785
DAE Funding LLC:
4.5% 8/1/22 (a)	1,410	1,392
5% 8/1/24 (a)	1,940	1,907
TransDigm UK Holdings PLC 6.875% 5/15/26 (a)	1,820	1,765
TransDigm, Inc. 6.25% 3/15/26 (a)(b)	4,470	4,537

TOTAL AEROSPACE		12,041

Air Transportation - 0.0%
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	225	232
Banks & Thrifts - 2.0%
Ally Financial, Inc.:
5.75% 11/20/25	2,310	2,402
8% 11/1/31	18,362	22,022
8% 11/1/31	3,105	3,726
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,515	3,532
6% 12/19/23	3,605	3,768
Washington Mutual Bank 5.5% 1/15/13 (c)(d)	10,000	1

TOTAL BANKS & THRIFTS		35,451

Broadcasting - 0.5%
Gray Escrow, Inc. 7% 5/15/27 (a)	5,195	5,401
Sirius XM Radio, Inc. 5% 8/1/27 (a)	3,200	3,092

TOTAL BROADCASTING		8,493

Building Materials - 0.2%
HD Supply, Inc. 5.375% 10/15/26 (a)	2,975	2,990
HMAN Finance Sub Corp. 6.375% 7/15/22 (a)	900	734

TOTAL BUILDING MATERIALS		3,724

Cable/Satellite TV - 6.6%
Altice SA:
7.625% 2/15/25 (a)	12,590	10,702
7.75% 5/15/22 (a)	10,575	10,258
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	740	703
5.125% 2/15/23	2,550	2,576
5.125% 5/1/27 (a)	21,260	20,569
5.5% 5/1/26 (a)	4,620	4,608
5.75% 1/15/24	5,335	5,442
5.75% 2/15/26 (a)	1,770	1,801
5.875% 5/1/27 (a)	8,635	8,659
CSC Holdings LLC:
5.375% 2/1/28 (a)	7,505	7,214
5.5% 4/15/27 (a)	9,215	9,007
6.5% 2/1/29 (a)	3,900	3,936
7.5% 4/1/28 (a)	4,535	4,660
7.75% 7/15/25 (a)	1,260	1,320
DISH DBS Corp.:
5% 3/15/23	4,695	4,085
5.875% 7/15/22	4,240	4,028
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,705	1,612
6% 1/15/27 (a)	3,575	3,293
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	12,315	11,638

TOTAL CABLE/SATELLITE TV		116,111

Capital Goods - 0.0%
Apergy Corp. 6.375% 5/1/26	645	635
Chemicals - 2.6%
CF Industries Holdings, Inc.:
4.95% 6/1/43	7,230	5,994
5.15% 3/15/34	3,625	3,371
5.375% 3/15/44	2,750	2,390
Element Solutions, Inc.:
5.875% 12/1/25 (a)	1,930	1,925
6.5% 2/1/22 (a)	5,550	5,626
LSB Industries, Inc. 9.625% 5/1/23 (a)	1,050	1,068
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	2,140	2,033
5.25% 6/1/27 (a)	2,170	1,980
OCI NV 6.625% 4/15/23 (a)	7,890	8,107
Olin Corp. 5% 2/1/30	1,555	1,434
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (a)	1,190	1,187
The Chemours Co. LLC:
5.375% 5/15/27	835	802
7% 5/15/25	975	1,018
TPC Group, Inc. 8.75% 12/15/20 (a)	9,385	9,294

TOTAL CHEMICALS		46,229

Containers - 1.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.25% 5/15/24 (a)	3,785	3,913
Ball Corp. 4.875% 3/15/26	4,125	4,200
Berry Global, Inc. 4.5% 2/15/26 (a)	4,575	4,312
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,150
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	555	501
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	2,384	2,393
7% 7/15/24 (a)	1,025	1,048

TOTAL CONTAINERS		17,517

Diversified Financial Services - 5.0%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	3,415	2,920
CIT Group, Inc. 5.25% 3/7/25	1,650	1,704
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	5,475	5,352
FLY Leasing Ltd. 5.25% 10/15/24	1,495	1,390
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	1,315	1,328
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	5,683	5,726
6.25% 2/1/22	3,525	3,618
6.375% 12/15/25	5,050	5,164
6.75% 2/1/24	1,810	1,864
MSCI, Inc. 5.75% 8/15/25 (a)	1,345	1,392
Navient Corp.:
5.875% 10/25/24	4,300	4,021
6.75% 6/25/25	2,330	2,240
6.75% 6/15/26	6,810	6,418
7.25% 9/25/23	1,775	1,806
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	3,180	3,120
5.5% 2/15/24 (a)	14,300	14,515
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	690	640
6.875% 2/15/23 (a)	655	630
SLM Corp.:
5.5% 1/25/23	3,735	3,604
6.125% 3/25/24	8,550	8,181
8% 3/25/20	4,700	4,894
Springleaf Financial Corp. 7.125% 3/15/26	5,660	5,298
Transocean Poseidon Ltd. 6.875% 2/1/27 (a)	2,690	2,670

TOTAL DIVERSIFIED FINANCIAL SERVICES		88,495

Diversified Media - 0.5%
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20	2,060	2,057
E.W. Scripps Co. 5.125% 5/15/25 (a)	820	783
Liberty Media Corp.:
8.25% 2/1/30	469	475
8.5% 7/15/29	529	537
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,220	1,218
Viacom, Inc.:
5.875% 2/28/57 (e)	1,755	1,695
6.25% 2/28/57 (e)	2,380	2,295

TOTAL DIVERSIFIED MEDIA		9,060

Energy - 13.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	820	804
Antero Resources Finance Corp. 5.375% 11/1/21	4,500	4,523
California Resources Corp. 8% 12/15/22 (a)	16,330	13,105
Callon Petroleum Co. 6.375% 7/1/26	1,080	1,083
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	5,215	5,261
5.875% 3/31/25	2,610	2,737
Cheniere Energy Partners LP 5.625% 10/1/26 (a)	2,120	2,125
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 6.0373% 4/15/19 (e)(f)	2,250	2,244
4.875% 4/15/22	2,950	2,803
5.75% 3/15/23	1,890	1,777
8% 6/15/27	8,365	8,018
Comstock Escrow Corp. 9.75% 8/15/26 (a)	3,890	3,598
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (a)(e)(f)	4,580	4,569
6.5% 5/15/26 (a)	10,115	9,887
6.875% 6/15/25 (a)	5,350	5,270
Continental Resources, Inc. 4.375% 1/15/28	2,260	2,248
Covey Park Energy LLC 7.5% 5/15/25 (a)	880	814
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,775	1,791
DCP Midstream LLC 5.85% 5/21/43 (a)(e)	7,215	6,205
DCP Midstream Operating LP 5.375% 7/15/25	2,975	3,035
Denbury Resources, Inc.:
4.625% 7/15/23	4,625	3,064
5.5% 5/1/22	2,510	1,832
6.375% 8/15/21	770	635
7.5% 2/15/24 (a)	3,845	3,364
9.25% 3/31/22 (a)	995	978
Drax Finco PLC 6.625% 11/1/25 (a)	1,665	1,657
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	800	834
5.75% 1/30/28 (a)	805	855
Ensco PLC:
4.5% 10/1/24	3,930	2,918
5.2% 3/15/25	760	566
7.75% 2/1/26	2,045	1,642
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	7,910	7,287
8% 11/29/24 (a)	1,170	936
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	495	488
6% 10/1/22	2,570	2,506
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,390	2,366
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,085	1,981
5.75% 10/1/25 (a)	8,820	8,577
6.25% 11/1/28 (a)	1,980	1,931
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	2,120	1,855
Jonah Energy LLC 7.25% 10/15/25 (a)	3,270	2,420
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (a)	2,300	2,335
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	1,855	1,836
MEG Energy Corp.:
6.375% 1/30/23 (a)	1,940	1,717
7% 3/31/24 (a)	4,770	4,210
Nabors Industries, Inc.:
5.5% 1/15/23	1,475	1,328
5.75% 2/1/25	4,525	3,937
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,265	1,205
4.5% 9/15/27 (a)	880	800
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	965	967
Noble Holding International Ltd.:
6.05% 3/1/41	95	59
6.2% 8/1/40	2,660	1,649
7.75% 1/15/24	4,080	3,427
7.875% 2/1/26 (a)	1,795	1,660
Northern Oil & Gas, Inc. 9.5% 5/15/23 pay-in-kind	2,070	2,122
Oasis Petroleum, Inc. 6.875% 3/15/22	857	855
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (a)(e)	189	191
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (a)	925	917
6.25% 6/1/24 (a)	4,520	4,632
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	1,795	1,804
7.25% 6/15/25	2,125	2,114
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,315	3,377
Peabody Securities Finance Corp.:
6% 3/31/22 (a)	610	609
6.375% 3/31/25 (a)	755	729
Pride International, Inc. 7.875% 8/15/40	2,715	2,145
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	1,125	1,069
Sanchez Energy Corp.:
6.125% 1/15/23	5,885	1,030
7.25% 2/15/23 (a)	6,985	5,885
SemGroup Corp. 7.25% 3/15/26	4,510	4,307
SESI LLC 7.75% 9/15/24	1,160	908
SM Energy Co.:
5% 1/15/24	1,730	1,635
5.625% 6/1/25	2,565	2,456
6.625% 1/15/27	1,435	1,406
6.75% 9/15/26	845	832
Southwestern Energy Co.:
7.5% 4/1/26	1,730	1,782
7.75% 10/1/27	1,285	1,324
Summit Midstream Holdings LLC:
5.5% 8/15/22	1,520	1,467
5.75% 4/15/25	1,435	1,345
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,080	2,049
5.5% 2/15/26	1,770	1,748
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25	1,070	1,051
5.375% 2/1/27	1,070	1,033
5.875% 4/15/26 (a)	1,370	1,382
6.5% 7/15/27 (a)	975	1,005
6.875% 1/15/29 (a)	1,720	1,790
Teine Energy Ltd. 6.875% 9/30/22 (a)	4,916	4,891
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	965	943
5% 1/31/28 (a)	965	896
6.625% 6/15/25 (a)(e)	1,480	1,554
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,310	1,362
Transocean Pontus Ltd. 6.125% 8/1/25 (a)	1,615	1,619
U.S.A. Compression Partners LP 6.875% 4/1/26	655	655
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind	1,941	1,320
W&T Offshore, Inc. 9.75% 11/1/23 (a)	1,500	1,466
Weatherford International Ltd. 9.875% 2/15/24	1,970	1,288
Weatherford International, Inc. 9.875% 3/1/25	8,720	5,581
WPX Energy, Inc. 8.25% 8/1/23	1,645	1,830

TOTAL ENERGY		234,123

Entertainment/Film - 0.3%
Livent, Inc. 9.375% 10/15/04 (c)(d)	11,100	0
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(e)	10,037	5,520

TOTAL ENTERTAINMENT/FILM		5,520

Environmental - 0.6%
Covanta Holding Corp.:
5.875% 3/1/24	4,680	4,668
6% 1/1/27	3,440	3,294
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	2,628	2,451
Tervita Escrow Corp. 7.625% 12/1/21 (a)	810	796

TOTAL ENVIRONMENTAL		11,209

Food & Drug Retail - 0.4%
Rite Aid Corp.:
6.875% 12/15/28 (a)(e)	5,785	3,702
7.7% 2/15/27	2,715	1,860
Tops Markets LLC 13% 11/19/24 pay-in-kind (e)	785	793

TOTAL FOOD & DRUG RETAIL		6,355

Food/Beverage/Tobacco - 1.7%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,290	1,271
Darling International, Inc. 5.375% 1/15/22	1,280	1,286
ESAL GmbH 6.25% 2/5/23 (a)	3,315	3,332
JBS Investments II GmbH 7% 1/15/26 (a)	1,795	1,822
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	3,150	3,142
5.875% 7/15/24 (a)	2,585	2,617
6.75% 2/15/28 (a)	4,025	4,111
Pilgrim's Pride Corp.:
5.75% 3/15/25 (a)	625	613
5.875% 9/30/27 (a)	1,110	1,071
Post Holdings, Inc.:
5.625% 1/15/28 (a)	2,640	2,531
5.75% 3/1/27 (a)	4,735	4,639
Vector Group Ltd. 6.125% 2/1/25 (a)	3,110	2,725

TOTAL FOOD/BEVERAGE/TOBACCO		29,160

Gaming - 2.3%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	5,530	5,156
Delta Merger Sub, Inc. 6% 9/15/26 (a)	865	863
Eldorado Resorts, Inc. 6% 4/1/25	1,970	1,981
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,790	1,829
International Game Technology PLC 6.25% 1/15/27 (a)	1,205	1,222
MGM Growth Properties Operating Partnership LP 5.75% 2/1/27 (a)	1,635	1,651
MGM Mirage, Inc.:
5.75% 6/15/25	7,095	7,016
8.625% 2/1/19	5,000	5,000
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	415	390
Scientific Games Corp. 10% 12/1/22	5,980	6,286
Station Casinos LLC 5% 10/1/25 (a)	2,400	2,295
Transocean, Inc. 7.25% 11/1/25 (a)	4,035	3,813
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,390	1,293
5.5% 10/1/27 (a)	1,710	1,560

TOTAL GAMING		40,355

Healthcare - 8.8%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	625	606
Centene Escrow Corp. 5.375% 6/1/26 (a)	4,620	4,789
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	1,280	1,309
Community Health Systems, Inc.:
5.125% 8/1/21	2,535	2,437
6.25% 3/31/23	14,435	13,785
8.625% 1/15/24 (a)	4,545	4,689
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	3,020	2,945
DaVita HealthCare Partners, Inc.:
5% 5/1/25	4,445	4,278
5.125% 7/15/24	7,335	7,246
Encompass Health Corp.:
5.75% 11/1/24	1,570	1,588
5.75% 9/15/25	400	404
HCA Holdings, Inc.:
5.375% 2/1/25	4,375	4,516
5.375% 9/1/26	1,960	2,000
5.625% 9/1/28	3,425	3,507
5.875% 2/15/26	2,290	2,416
5.875% 2/1/29	1,030	1,079
7.5% 2/15/22	5,095	5,579
Hologic, Inc.:
4.375% 10/15/25 (a)	1,860	1,827
4.625% 2/1/28 (a)	645	622
IMS Health, Inc. 5% 10/15/26 (a)	1,125	1,131
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	6,875	6,693
5.25% 8/1/26	1,890	1,899
Tenet Healthcare Corp.:
4.375% 10/1/21	3,350	3,346
4.625% 7/15/24	5,035	4,932
5.125% 5/1/25	6,430	6,281
6.25% 2/1/27 (a)(b)	4,660	4,730
6.75% 2/1/20	1,800	1,861
6.75% 6/15/23	14,025	13,780
8.125% 4/1/22	8,975	9,379
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (a)	4,720	4,578
5.875% 5/15/23 (a)	11,515	11,280
6.125% 4/15/25 (a)	5,110	4,829
7% 3/15/24 (a)	3,215	3,374
9% 12/15/25 (a)	2,040	2,169
9.25% 4/1/26 (a)	4,310	4,633
Vizient, Inc. 10.375% 3/1/24 (a)	2,275	2,466
Wellcare Health Plans, Inc.:
5.25% 4/1/25	1,570	1,601
5.375% 8/15/26 (a)	1,185	1,212

TOTAL HEALTHCARE		155,796

Homebuilders/Real Estate - 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	1,290	1,264
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	1,840	1,849
West Street Merger Sub, Inc. 6.375% 9/1/25 (a)	2,125	1,923

TOTAL HOMEBUILDERS/REAL ESTATE		5,036

Hotels - 0.4%
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (a)	4,570	4,604
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	2,730	2,730

TOTAL HOTELS		7,334

Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (a)	2,770	2,410
8.125% 2/15/24 (a)	1,350	1,373
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	570	579
AmWINS Group, Inc. 7.75% 7/1/26 (a)	2,595	2,589
HUB International Ltd. 7% 5/1/26 (a)	1,750	1,698
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	2,355	2,260

TOTAL INSURANCE		10,909

Leisure - 0.4%
NVA Holdings, Inc. 6.875% 4/1/26 (a)	975	931
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	1,400	1,419
7.25% 11/30/21 (a)	3,645	3,763
Voc Escrow Ltd. 5% 2/15/28 (a)	1,625	1,582

TOTAL LEISURE		7,695

Metals/Mining - 1.1%
Alcoa Nederland Holding BV 6.125% 5/15/28 (a)	525	532
Alpha Natural Resources, Inc. 9.75% 4/15/18 (c)(d)	1,770	0
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	2,020	1,853
6.875% 3/1/26 (a)	2,020	1,831
7.5% 4/1/25 (a)	3,220	3,019
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,330	1,326
5.125% 3/15/23 (a)	1,920	1,901
Freeport-McMoRan, Inc. 6.875% 2/15/23	7,290	7,636
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (a)	1,200	1,242
Murray Energy Corp. 11.25% 4/15/21 (a)	1,145	658

TOTAL METALS/MINING		19,998

Paper - 0.1%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	940	879
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (a)	3,545	3,421
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	3,340	3,340
8.75% 10/1/25 (a)	1,630	1,671
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (a)	1,530	1,482

TOTAL RESTAURANTS		9,914

Services - 1.2%
APX Group, Inc. 7.625% 9/1/23	4,115	3,395
Aramark Services, Inc. 5% 2/1/28 (a)	3,170	3,095
Avantor, Inc. 6% 10/1/24 (a)	1,835	1,876
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	4,635	4,143
CDK Global, Inc. 5.875% 6/15/26	670	684
IHS Markit Ltd. 4% 3/1/26 (a)	825	788
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (a)	2,095	1,906
Laureate Education, Inc. 8.25% 5/1/25 (a)	4,775	5,181

TOTAL SERVICES		21,068

Steel - 0.4%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	1,495	1,570
Cleveland-Cliffs, Inc. 5.75% 3/1/25	5,055	4,891

TOTAL STEEL		6,461

Super Retail - 0.5%
Netflix, Inc.:
4.375% 11/15/26	3,540	3,332
4.875% 4/15/28	2,060	1,940
5.875% 11/15/28 (a)	2,750	2,788

TOTAL SUPER RETAIL		8,060

Technology - 3.0%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (a)	10,620	11,178
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	5,935	5,653
EIG Investors Corp. 10.875% 2/1/24	3,405	3,575
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	5,375	5,509
Entegris, Inc. 4.625% 2/10/26 (a)	2,080	2,018
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	1,320	1,323
Match Group, Inc. 5% 12/15/27 (a)	1,485	1,456
Qorvo, Inc. 5.5% 7/15/26 (a)	2,125	2,109
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	5,815	6,309
TTM Technologies, Inc. 5.625% 10/1/25 (a)	640	597
Uber Technologies, Inc. 8% 11/1/26 (a)	6,040	6,140
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (a)	610	537
10.5% 2/1/24 (a)	8,960	6,521

TOTAL TECHNOLOGY		52,925

Telecommunications - 6.8%
Altice Financing SA 7.5% 5/15/26 (a)	4,005	3,795
Altice Finco SA:
7.625% 2/15/25 (a)	4,995	4,190
8.125% 1/15/24 (a)	810	798
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	2,015	1,919
7.5% 10/15/26 (a)	1,620	1,608
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,295	1,305
5.375% 3/15/27	1,070	1,075
Equinix, Inc. 5.375% 5/15/27	1,575	1,579
Frontier Communications Corp.:
8.5% 4/1/26 (a)	4,565	4,142
11% 9/15/25	5,015	3,235
GCI, Inc. 6.875% 4/15/25	2,080	2,064
Intelsat Jackson Holdings SA:
8% 2/15/24 (a)	8,435	8,783
8.5% 10/15/24 (a)	9,300	9,396
Level 3 Financing, Inc. 6.125% 1/15/21	2,395	2,401
Neptune Finco Corp.:
10.125% 1/15/23 (a)	6,910	7,437
10.875% 10/15/25 (a)	5,445	6,275
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,411	1,464
SFR Group SA:
6.25% 5/15/24 (a)	1,150	1,127
7.375% 5/1/26 (a)	5,140	4,954
8.125% 2/1/27 (a)	5,190	5,099
Sprint Capital Corp.:
6.875% 11/15/28	4,320	4,293
8.75% 3/15/32	6,275	6,887
Sprint Communications, Inc. 6% 11/15/22	9,884	9,995
Sprint Corp.:
7.125% 6/15/24	4,195	4,310
7.625% 2/15/25	825	862
7.625% 3/1/26	1,540	1,600
7.875% 9/15/23	8,400	8,925
Wind Tre SpA 5% 1/20/26 (a)	3,195	2,628
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	4,400	4,251
6% 4/1/23	3,795	3,814

TOTAL TELECOMMUNICATIONS		120,211

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (a)	695	662
Transportation Ex Air/Rail - 1.8%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	9,115	9,254
5.5% 1/15/23 (a)	3,665	3,735
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	5,575	4,209
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	7,435	4,349
11.25% 8/15/22 (a)	3,155	2,193
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	980	916
Teekay Corp. 8.5% 1/15/20	6,825	6,777

TOTAL TRANSPORTATION EX AIR/RAIL		31,433

Utilities - 4.8%
Calpine Corp. 5.375% 1/15/23	2,615	2,543
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	2,135	1,972
Dynegy, Inc.:
5.875% 6/1/23	2,830	2,894
7.375% 11/1/22	7,415	7,712
7.625% 11/1/24	11,143	11,839
InterGen NV 7% 6/30/23 (a)	19,427	16,999
NRG Energy, Inc. 5.75% 1/15/28	9,470	9,577
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	965	943
Talen Energy Supply LLC:
6.5% 6/1/25	4,530	3,556
10.5% 1/15/26 (a)	7,190	6,651
TerraForm Global, Inc. 6.125% 3/1/26 (a)	3,110	2,970
The AES Corp.:
4% 3/15/21	3,920	3,904
4.5% 3/15/23	2,590	2,603
5.125% 9/1/27	1,500	1,538
Vertiv Group Corp. 9.25% 10/15/24 (a)	1,135	1,056
Vistra Operations Co. LLC:
5.5% 9/1/26 (a)	2,545	2,580
5.625% 2/15/27 (a)(b)	4,435	4,471

TOTAL UTILITIES		83,808

TOTAL NONCONVERTIBLE BONDS
(Cost $1,241,159)		1,206,899
	Shares	Value (000s)

Common Stocks - 20.2%
Air Transportation - 0.5%
Air Canada (g)	193,100	4,360
Delta Air Lines, Inc.	76,000	3,757

TOTAL AIR TRANSPORTATION		8,117

Automotive & Auto Parts - 0.1%
Motors Liquidation Co. GUC Trust (g)	39,254	324
UC Holdings, Inc. (d)(g)	29,835	678

TOTAL AUTOMOTIVE & AUTO PARTS		1,002

Banks & Thrifts - 0.5%
Bank of America Corp.	243,700	6,938
Wells Fargo & Co.	51,500	2,519
WMI Holdings Corp. (g)	1,467	23

TOTAL BANKS & THRIFTS		9,480

Broadcasting - 0.8%
Gray Television, Inc. (g)	478,270	7,992
Nexstar Broadcasting Group, Inc. Class A	69,000	5,759

TOTAL BROADCASTING		13,751

Cable/Satellite TV - 0.7%
Altice U.S.A., Inc. Class A	289,400	5,684
Charter Communications, Inc. Class A (g)	20,048	6,637

TOTAL CABLE/SATELLITE TV		12,321

Capital Goods - 0.3%
Spectrum Brands Holdings, Inc.	81,100	4,532
Chemicals - 1.4%
DowDuPont, Inc.	103,800	5,585
Element Solutions, Inc. (g)	556,530	6,255
Olin Corp.	235,800	5,567
The Chemours Co. LLC	216,300	7,733

TOTAL CHEMICALS		25,140

Consumer Products - 0.2%
Newell Brands, Inc.	136,100	2,887
Diversified Financial Services - 0.6%
OneMain Holdings, Inc. (g)	78,000	2,331
The Blackstone Group LP	221,900	7,478

TOTAL DIVERSIFIED FINANCIAL SERVICES		9,809

Electric Utilities No Longer Use - 0.3%
PG&E Corp. (g)	433,500	5,636
Energy - 1.8%
Ascent Resources Marcellus Holdings, Inc. (d)	175,172	557
Ascent Resources Marcellus Holdings, Inc. warrants 3/30/23 (d)(g)	49,910	25
California Resources Corp.(g)(h)	169,600	3,417
Contura Energy, Inc. (g)	1,353	87
Denbury Resources, Inc. (g)	1,726,000	3,504
Diamondback Energy, Inc.	50,400	5,197
Forbes Energy Services Ltd. (g)	65,062	211
Nabors Industries Ltd.	701,900	2,078
Pacific Drilling SA (g)(h)	422,931	6,555
Pacific Drilling SA	24,505	380
Parsley Energy, Inc. Class A (g)	165,900	3,082
Pioneer Natural Resources Co.	27,500	3,914
SM Energy Co.	65,739	1,290
Teekay LNG Partners LP	900	12
Tidewater, Inc.:
warrants 11/14/42 (g)	36,326	846
warrants 11/14/42 (g)	12,651	295
Ultra Petroleum Corp. warrants 7/14/25 (g)	39,270	0

TOTAL ENERGY		31,450

Food & Drug Retail - 0.2%
Southeastern Grocers, Inc. (d)(g)	57,894	2,227
Tops Markets Corp. (d)	4,395	1,545
Tops Markets Corp. (d)	4,395,000	0

TOTAL FOOD & DRUG RETAIL		3,772

Food/Beverage/Tobacco - 0.6%
Darling International, Inc. (g)	222,500	4,733
JBS SA	1,485,300	6,145

TOTAL FOOD/BEVERAGE/TOBACCO		10,878

Gaming - 2.7%
Boyd Gaming Corp.	282,300	7,712
Eldorado Resorts, Inc. (g)	259,000	12,075
Golden Entertainment, Inc. (g)(h)	154,929	2,897
Melco Crown Entertainment Ltd. sponsored ADR	291,100	6,282
Penn National Gaming, Inc. (g)	296,100	7,177
Red Rock Resorts, Inc.	182,885	4,642
Studio City International Holdings Ltd. ADR	35,600	540
Wynn Resorts Ltd.	50,000	6,151

TOTAL GAMING		47,476

Healthcare - 1.0%
Boston Scientific Corp. (g)	180,600	6,890
Jazz Pharmaceuticals PLC (g)	43,647	5,495
Tenet Healthcare Corp. (g)	269,300	5,922

TOTAL HEALTHCARE		18,307

Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	692	20
Services - 1.2%
CDK Global, Inc.	83,700	4,094
HD Supply Holdings, Inc. (g)	175,200	7,348
Nielsen Holdings PLC	228,400	5,865
United Rentals, Inc. (g)	36,900	4,622

TOTAL SERVICES		21,929

Super Retail - 0.7%
Amazon.com, Inc. (g)	3,300	5,672
Arena Brands Holding Corp. Class B (d)(g)(i)	42,253	121
Netflix, Inc. (g)	18,400	6,247

TOTAL SUPER RETAIL		12,040

Technology - 4.4%
Alphabet, Inc. Class A (g)	6,500	7,318
CDW Corp.	37,900	3,156
Facebook, Inc. Class A (g)	22,794	3,800
First Data Corp. Class A (g)	390,000	9,614
Marvell Technology Group Ltd.	518,300	9,604
Micron Technology, Inc. (g)	238,000	9,096
Microsoft Corp.	51,000	5,326
NXP Semiconductors NV	88,300	7,685
ON Semiconductor Corp. (g)	420,100	8,419
Presidio, Inc.	262,444	4,181
Qorvo, Inc. (g)	85,600	5,595
Skyworks Solutions, Inc.	59,500	4,346

TOTAL TECHNOLOGY		78,140

Telecommunications - 0.8%
Alibaba Group Holding Ltd. sponsored ADR (g)	29,700	5,004
T-Mobile U.S., Inc. (g)	121,700	8,473

TOTAL TELECOMMUNICATIONS		13,477

Utilities - 1.4%
NRG Energy, Inc.	356,700	14,593
NRG Yield, Inc. Class C	183,100	2,763
Vistra Energy Corp. (g)	306,782	7,703

TOTAL UTILITIES		25,059

TOTAL COMMON STOCKS
(Cost $316,851)		355,223

Convertible Preferred Stocks - 0.5%
Technology - 0.2%
Lyft, Inc. Series I (d)(i)	84,470	3,964
Utilities - 0.3%
Vistra Energy Corp. 7.00%	45,600	4,403
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $7,793)		8,367
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 6.1%
Broadcasting - 0.0%
NEP/NCP Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 10/19/25 (e)(f)	110	108
Cable/Satellite TV - 0.5%
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 4.17% 2/15/24 (e)(f)	2,576	2,539
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.753% 8/19/23 (e)(f)	6,568	6,263

TOTAL CABLE/SATELLITE TV		8,802

Chemicals - 0.4%
Messer Industrie GmbH Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 9/28/25 (e)(f)(j)	6,415	6,271
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7527% 10/1/25 (e)(f)	1,110	1,084

TOTAL CHEMICALS		7,355

Diversified Financial Services - 0.6%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.503% 1/15/25 (e)(f)	4,915	4,859
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 10/1/25 (e)(f)	5,495	5,272

TOTAL DIVERSIFIED FINANCIAL SERVICES		10,131

Energy - 1.1%
Ascent Resources Marcellus LLC term loan 3 month U.S. LIBOR + 6.500% 9.0155% 3/30/23 (e)(f)	268	268
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3695% 11/3/25 (e)(f)	945	898
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8739% 12/31/21 (e)(f)	7,005	7,311
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2519% 12/31/22 (e)(f)	4,425	4,329
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (d)(e)	710	715
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.519% 3/1/24 (e)(f)	5,790	4,625
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7601% 7/18/25 (e)(f)	795	772
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.25% 11/14/25 (e)(f)	345	345

TOTAL ENERGY		19,263

Entertainment/Film - 0.2%
Cinemark U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.25% 3/29/25 (e)(f)	3,208	3,180
Food & Drug Retail - 0.5%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.7251% 5/31/24 (e)(f)	7,960	7,622
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 11.1875% 11/19/23 (e)(f)	1,786	1,835

TOTAL FOOD & DRUG RETAIL		9,457

Food/Beverage/Tobacco - 0.1%
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4989% 6/27/23 (e)(f)	784	770
Healthcare - 0.5%
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 8/18/25 (e)(f)	384	381
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.129% 11/16/25 (e)(f)	4,845	4,723
Valeant Pharmaceuticals International, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.2628% 11/27/25 (e)(f)	4,018	3,959

TOTAL HEALTHCARE		9,063

Insurance - 0.3%
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 11/3/24 (e)(f)	4,766	4,687
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.9989% 8/4/25 (e)(f)	445	447

TOTAL INSURANCE		5,134

Leisure - 0.3%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 7/31/24 (e)(f)	54	54
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 2/28/25 (e)(f)	6,054	5,901

TOTAL LEISURE		5,955

Publishing/Printing - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.769% 6/7/23 (e)(f)	2,297	1,940
Services - 0.5%
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9989% 11/30/25 (e)(f)	5,960	5,850
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 11.053% 8/22/25 (e)(f)	2,615	2,589
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 2/21/25 (e)(f)	791	773

TOTAL SERVICES		9,212

Super Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4989% 9/25/24 (e)(f)	3,681	3,635
Technology - 0.4%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 8/10/25 (e)(f)	469	444
SS&C Technologies, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 4/16/25 (e)(f)	489	479
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 6.0075% 7/13/23 (e)(f)	2,511	2,476
3 month U.S. LIBOR + 4.000% 6.5155% 4/4/25 (e)(f)	1,975	1,958
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2688% 10/11/26 (e)(f)	903	881
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2688% 10/11/25 (e)(f)	365	352

TOTAL TECHNOLOGY		6,590

Telecommunications - 0.4%
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2519% 11/27/23 (e)(f)	2,860	2,832
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.1964% 1/31/26 (e)(f)	4,784	4,470

TOTAL TELECOMMUNICATIONS		7,302

TOTAL BANK LOAN OBLIGATIONS
(Cost $110,502)		107,897

Preferred Securities - 3.3%
Banks & Thrifts - 3.3%
Bank of America Corp.:
5.875% (e)(f)(k)	17,640	17,633
6.1% (e)(k)	2,590	2,783
Barclays Bank PLC 7.625% 11/21/22	10,205	11,036
Citigroup, Inc.:
5.35% (e)(k)	12,655	12,390
6.3% (e)(k)	4,585	4,705
Credit Agricole SA:
6.625% (a)(e)(k)	2,830	2,854
7.875% (a)(e)(k)	2,365	2,501
8.125% (a)(e)(k)	3,925	4,289
TOTAL PREFERRED SECURITIES
(Cost $58,781)		58,191
	Shares	Value (000s)

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 2.43% (l)	23,329,146	23,334
Fidelity Securities Lending Cash Central Fund 2.43% (l)(m)	3,548,800	3,549
TOTAL MONEY MARKET FUNDS
(Cost $26,883)		26,883
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,761,969)		1,763,460
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,964)
NET ASSETS - 100%		$1,761,496

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $696,427,000 or 39.5% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Non-income producing - Security is in default.

 (d) Level 3 security

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) Security or a portion of the security is on loan at period end.

 (i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,085,000 or 0.2% of net assets.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Lyft, Inc. Series I	6/27/18	$4,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$417
Fidelity Securities Lending Cash Central Fund	1
Total	$418

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$51,910	$51,910	$--	$--
Consumer Discretionary	61,838	61,039	--	799
Consumer Staples	19,182	15,410	--	3,772
Energy	31,450	30,868	--	582
Financials	19,613	19,613	--	--
Health Care	18,307	18,307	--	--
Industrials	25,952	25,952	--	--
Information Technology	75,080	71,116	--	3,964
Materials	25,160	25,160	--	--
Utilities	35,098	30,695	4,403	--
Corporate Bonds	1,206,899	--	1,206,898	1
Bank Loan Obligations	107,897	--	107,182	715
Preferred Securities	58,191	--	58,191	--
Money Market Funds	26,883	26,883	--	--
Total Investments in Securities:	$1,763,460	$376,953	$1,376,674	$9,833

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Fund

January 31, 2019

FAV-QTLY-0319
1.813029.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 3.1%
Media - 3.1%
Discovery Communications, Inc. Class A (a)	14,800	$420,024
DISH Network Corp. Class A (a)	13,548	415,517
Entercom Communications Corp. Class A	29,974	219,709
GCI Liberty, Inc. (a)	11,541	587,437
Grupo Televisa SA de CV (CPO) sponsored ADR	12,874	161,054
Liberty Global PLC Class C (a)	13,084	308,259
Nexstar Broadcasting Group, Inc. Class A	6,600	550,902
		2,662,902
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	25,728	380,260
BorgWarner, Inc.	9,400	384,460
		764,720
Distributors - 0.7%
LKQ Corp. (a)	24,800	650,256
Diversified Consumer Services - 0.4%
Houghton Mifflin Harcourt Co. (a)	30,076	314,896
Hotels, Restaurants & Leisure - 2.5%
Eldorado Resorts, Inc. (a)	14,858	692,680
Hilton Grand Vacations, Inc. (a)	5,600	169,904
The Stars Group, Inc. (a)	25,700	465,427
U.S. Foods Holding Corp. (a)	19,945	672,545
Wyndham Hotels & Resorts, Inc.	3,300	161,997
		2,162,553
Household Durables - 2.3%
D.R. Horton, Inc.	18,211	700,213
Mohawk Industries, Inc. (a)	3,515	452,697
Tempur Sealy International, Inc. (a)(b)	9,100	482,482
Whirlpool Corp.	2,800	372,428
		2,007,820
Internet & Direct Marketing Retail - 1.0%
eBay, Inc.	10,600	356,690
Liberty Interactive Corp. QVC Group Series A (a)	23,955	521,021
		877,711
Leisure Products - 0.6%
Mattel, Inc. (a)	33,017	390,921
Vista Outdoor, Inc. (a)	13,533	135,059
		525,980
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	8,414	814,728
Specialty Retail - 1.0%
Lowe's Companies, Inc.	4,440	426,950
Michaels Companies, Inc. (a)	30,400	421,344
		848,294
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	7,200	305,856
PVH Corp.	2,900	316,419
		622,275

TOTAL CONSUMER DISCRETIONARY		9,589,233

CONSUMER STAPLES - 5.8%
Food & Staples Retailing - 0.3%
Welbilt, Inc. (a)	17,400	243,948
Food Products - 4.0%
Bunge Ltd.	6,300	346,941
Conagra Brands, Inc.	37,500	811,500
Danone SA	2,700	196,484
Darling International, Inc. (a)	28,261	601,111
Nomad Foods Ltd. (a)	16,998	311,573
TreeHouse Foods, Inc. (a)	5,572	325,182
Tyson Foods, Inc. Class A	15,027	930,472
		3,523,263
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	10,391	580,649
Personal Products - 0.3%
Coty, Inc. Class A	33,963	263,553
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	12,262	432,236

TOTAL CONSUMER STAPLES		5,043,649

ENERGY - 8.1%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	19,575	461,383
Ensco PLC Class A	10,800	47,520
		508,903
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	11,600	549,028
Cabot Oil & Gas Corp.	3,900	97,305
Cenovus Energy, Inc. (Canada)	61,469	479,982
Cheniere Energy, Inc. (a)	13,855	909,581
CNX Resources Corp. (a)	27,400	332,636
Concho Resources, Inc. (a)	1,740	208,522
Devon Energy Corp.	8,266	220,289
Diamondback Energy, Inc.	3,043	313,794
Encana Corp.	56,600	388,548
Enterprise Products Partners LP	6,262	173,270
Golar LNG Ltd.	8,800	195,976
Lundin Petroleum AB	13,300	425,531
Magnolia Oil & Gas Corp. Class A (a)	13,700	164,948
Marathon Petroleum Corp.	2,643	175,125
Newfield Exploration Co. (a)	3,168	57,911
Noble Energy, Inc.	26,000	580,840
Teekay LNG Partners LP	26,600	342,076
Teekay Offshore Partners LP	142,200	172,062
Valero Energy Corp.	7,200	632,304
WPX Energy, Inc. (a)	14,262	174,852
		6,594,580

TOTAL ENERGY		7,103,483

FINANCIALS - 13.4%
Banks - 3.1%
First Citizens Bancshares, Inc.	794	323,579
PNC Financial Services Group, Inc.	4,400	539,748
Signature Bank	3,700	471,047
U.S. Bancorp	13,131	671,782
Wells Fargo & Co.	13,371	653,976
		2,660,132
Capital Markets - 4.8%
Ameriprise Financial, Inc.	6,031	763,525
Apollo Global Management LLC Class A	25,634	750,564
Ares Management Corp.	26,798	559,006
E*TRADE Financial Corp.	5,000	233,300
Invesco Ltd.	18,471	336,542
LPL Financial	6,000	422,220
State Street Corp.	6,100	432,490
The Blackstone Group LP	13,920	469,104
Tullett Prebon PLC	52,344	216,261
		4,183,012
Consumer Finance - 2.0%
Capital One Financial Corp.	8,448	680,824
OneMain Holdings, Inc. (a)	16,216	484,696
SLM Corp.	55,590	595,369
		1,760,889
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	2,016	414,369
Donnelley Financial Solutions, Inc. (a)	13,760	201,446
ECN Capital Corp.	33,100	96,230
		712,045
Insurance - 2.7%
AMBAC Financial Group, Inc. (a)	19,801	374,635
American International Group, Inc.	12,314	532,334
Chubb Ltd.	4,984	663,121
FNF Group	14,946	540,447
Sul America SA unit	27,800	244,675
		2,355,212

TOTAL FINANCIALS		11,671,290

HEALTH CARE - 7.2%
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. (a)	2,500	307,400
Health Care Equipment & Supplies - 0.5%
Dentsply Sirona, Inc.	600	25,170
Hill-Rom Holdings, Inc.	640	64,013
Hologic, Inc. (a)	800	35,520
Teleflex, Inc.	270	73,845
The Cooper Companies, Inc.	250	69,690
Zimmer Biomet Holdings, Inc.	1,252	137,169
		405,407
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	4,600	383,502
Cardinal Health, Inc.	1,725	86,198
Centene Corp. (a)	519	67,766
Cigna Corp.	2,500	499,525
CVS Health Corp.	5,738	376,126
DaVita HealthCare Partners, Inc. (a)	200	11,226
Henry Schein, Inc. (a)	650	50,505
Laboratory Corp. of America Holdings (a)	1,920	267,552
Quest Diagnostics, Inc.	970	84,730
Universal Health Services, Inc. Class B	4,033	534,493
Wellcare Health Plans, Inc. (a)	300	82,944
		2,444,567
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	2,565	195,068
Bio-Rad Laboratories, Inc. Class A (a)	290	72,462
IQVIA Holdings, Inc. (a)	600	77,406
PerkinElmer, Inc.	581	52,581
QIAGEN NV (a)	1,030	38,141
		435,658
Pharmaceuticals - 3.1%
Allergan PLC	3,300	475,134
Bayer AG	6,000	454,775
Jazz Pharmaceuticals PLC (a)	6,184	778,504
Mylan NV (a)	16,818	503,699
Perrigo Co. PLC	3,035	140,976
The Medicines Company (a)(b)	13,400	309,674
		2,662,762

TOTAL HEALTH CARE		6,255,794

INDUSTRIALS - 15.5%
Aerospace & Defense - 1.3%
Bombardier, Inc. Class B (sub. vtg.) (a)	106,300	160,993
Huntington Ingalls Industries, Inc.	2,400	495,480
Ultra Electronics Holdings PLC	7,700	129,675
United Technologies Corp.	3,200	377,824
		1,163,972
Airlines - 2.0%
Air Canada (a)	13,700	309,357
American Airlines Group, Inc.	25,600	915,712
JetBlue Airways Corp. (a)	27,568	495,948
		1,721,017
Building Products - 0.8%
Jeld-Wen Holding, Inc. (a)	9,100	162,344
Masco Corp.	14,100	456,981
Owens Corning	1,400	73,346
		692,671
Commercial Services & Supplies - 0.8%
Stericycle, Inc. (a)	1,262	55,629
The Brink's Co.	8,300	614,615
		670,244
Construction & Engineering - 1.8%
AECOM (a)	32,095	982,428
Arcadis NV	11,968	155,068
Williams Scotsman Corp. (a)	39,300	402,825
		1,540,321
Electrical Equipment - 0.6%
Regal Beloit Corp.	3,266	250,698
Sensata Technologies, Inc. PLC (a)	5,111	242,773
		493,471
Industrial Conglomerates - 0.2%
General Electric Co.	15,000	152,400
Machinery - 1.2%
Allison Transmission Holdings, Inc.	2,906	141,435
SPX Corp. (a)	9,300	276,675
WABCO Holdings, Inc. (a)	5,811	663,791
		1,081,901
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	129	172,523
Professional Services - 1.5%
Manpower, Inc.	6,700	529,501
Nielsen Holdings PLC	32,227	827,589
		1,357,090
Road & Rail - 1.2%
CSX Corp.	1,363	89,549
Knight-Swift Transportation Holdings, Inc. Class A	17,500	555,625
Norfolk Southern Corp.	751	125,973
Ryder System, Inc.	4,600	266,386
		1,037,533
Trading Companies & Distributors - 3.4%
AerCap Holdings NV (a)	9,361	442,401
Ashtead Group PLC	21,928	554,651
Fortress Transportation & Infrastructure Investors LLC	29,728	438,488
HD Supply Holdings, Inc. (a)	20,996	880,572
MRC Global, Inc. (a)	12,518	195,531
Univar, Inc. (a)	22,100	460,343
		2,971,986
Transportation Infrastructure - 0.5%
Macquarie Infrastructure Co. LLC	10,600	457,602

TOTAL INDUSTRIALS		13,512,731

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 0.5%
CommScope Holding Co., Inc. (a)	19,674	411,383
Electronic Equipment & Components - 0.9%
Avnet, Inc.	5,371	221,285
Flextronics International Ltd. (a)	53,900	518,518
		739,803
IT Services - 4.0%
Amdocs Ltd.	12,341	689,615
Cognizant Technology Solutions Corp. Class A	8,464	589,772
Conduent, Inc. (a)	45,133	575,446
DXC Technology Co.	11,112	712,501
Leidos Holdings, Inc.	10,915	633,070
Unisys Corp. (a)	19,948	260,920
		3,461,324
Semiconductors & Semiconductor Equipment - 2.0%
Marvell Technology Group Ltd.	36,400	674,492
Micron Technology, Inc. (a)	10,800	412,776
NXP Semiconductors NV	6,900	600,507
Qualcomm, Inc.	1,857	91,959
		1,779,734
Software - 1.0%
Micro Focus International PLC	31,100	592,925
Totvs SA	33,800	308,233
		901,158
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Corp.	4,300	121,303

TOTAL INFORMATION TECHNOLOGY		7,414,705

MATERIALS - 11.0%
Chemicals - 7.4%
Axalta Coating Systems Ltd. (a)	25,245	646,777
Celanese Corp. Class A	1,804	172,751
CF Industries Holdings, Inc.	4,100	178,965
DowDuPont, Inc.	11,746	632,052
Element Solutions, Inc. (a)	37,200	418,128
FMC Corp.	9,604	766,399
LyondellBasell Industries NV Class A	7,438	646,883
Nutrien Ltd.	10,000	518,056
Olin Corp.	23,987	566,333
Orion Engineered Carbons SA	14,400	397,296
The Chemours Co. LLC	17,456	624,052
Tronox Ltd. Class A	24,200	211,992
Westlake Chemical Corp.	9,562	706,632
		6,486,316
Construction Materials - 0.9%
Eagle Materials, Inc.	7,423	527,033
Summit Materials, Inc. (a)	16,100	245,686
		772,719
Containers & Packaging - 1.8%
Avery Dennison Corp.	1,243	129,831
Ball Corp.	3,317	173,413
Crown Holdings, Inc. (a)	12,700	647,700
Graphic Packaging Holding Co.	49,223	594,122
		1,545,066
Metals & Mining - 0.9%
Alcoa Corp. (a)	3,200	94,976
Antofagasta PLC	5,764	65,757
Barrick Gold Corp.	6,500	87,035
Constellium NV (a)	51,100	421,064
Steel Dynamics, Inc.	4,086	149,507
		818,339

TOTAL MATERIALS		9,622,440

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 7.3%
American Tower Corp.	3,743	646,940
Boston Properties, Inc.	4,300	567,041
Colony Capital, Inc.	53,526	324,903
Corporate Office Properties Trust (SBI)	20,647	509,774
Douglas Emmett, Inc.	14,143	535,030
Equinix, Inc.	1,972	776,968
Equity Lifestyle Properties, Inc.	5,738	607,539
National Retail Properties, Inc.	12,121	638,898
Outfront Media, Inc.	11,803	244,912
Public Storage	2,996	636,710
Taubman Centers, Inc.	7,927	394,765
Urban Edge Properties	21,200	432,904
		6,316,384
Real Estate Management & Development - 2.0%
CBRE Group, Inc. (a)	14,421	659,761
Cushman & Wakefield PLC	31,500	543,060
Howard Hughes Corp. (a)	4,963	551,092
		1,753,913

TOTAL REAL ESTATE		8,070,297

UTILITIES - 5.4%
Electric Utilities - 3.4%
Evergy, Inc.	16,479	944,576
PPL Corp.	28,514	893,058
Vistra Energy Corp. (a)	45,611	1,145,292
		2,982,926
Multi-Utilities - 2.0%
Ameren Corp.	7,000	485,380
Sempra Energy	10,457	1,223,260
		1,708,640

TOTAL UTILITIES		4,691,566

TOTAL COMMON STOCKS
(Cost $85,165,602)		85,638,090
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.31% to 2.37% 2/7/19 to 4/18/19 (c)
(Cost $59,839)	60,000	59,840
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 2.43% (d)	1,749,669	$1,750,018
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	668,274	668,341
TOTAL MONEY MARKET FUNDS
(Cost $2,418,285)		2,418,359
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $87,643,726)		88,116,289
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(978,837)
NET ASSETS - 100%		$87,137,452

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	March 2019	$918,050	$40,278	$40,278

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,840.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,093
Fidelity Securities Lending Cash Central Fund	465
Total	$8,558

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,662,902	$2,662,902	$--	$--
Consumer Discretionary	9,589,233	9,589,233	--	--
Consumer Staples	5,043,649	4,414,929	628,720	--
Energy	7,103,483	7,103,483	--	--
Financials	11,671,290	11,671,290	--	--
Health Care	6,255,794	5,801,019	454,775	--
Industrials	13,512,731	13,340,208	172,523	--
Information Technology	7,414,705	6,821,780	592,925	--
Materials	9,622,440	9,622,440	--	--
Real Estate	8,070,297	8,070,297	--	--
Utilities	4,691,566	4,691,566	--	--
U.S. Government and Government Agency Obligations	59,840	--	59,840	--
Money Market Funds	2,418,359	2,418,359	--	--
Total Investments in Securities:	$88,116,289	$86,207,506	$1,908,783	$--
Derivative Instruments:
Assets
Futures Contracts	$40,278	$40,278	$--	$--
Total Assets	$40,278	$40,278	$--	$--
Total Derivative Instruments:	$40,278	$40,278	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 29, 2019